Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	RBC Funds Trust
Prospectus Date		rr_ProspectusDate	Jul. 29, 2015
RBC International Opportunities Fund | Class I
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)		rr_RedemptionFeeOverRedemption	2.00%
Management Fees		rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	[1]	rr_OtherExpensesOverAssets	2.70%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	3.50%
Fee Waiver and/or Expense Reimbursement	[2]	rr_FeeWaiverOrReimbursementOverAssets	(2.50%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	[2]	rr_NetExpensesOverAssets	1.00%
One Year		rr_ExpenseExampleYear01	$ 102
Three Years		rr_ExpenseExampleYear03	$ 841
RBC International Opportunities Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	RBC International Opportunities Fund
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term capital growth.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption
Shareholder Fees (fees paid directly from your investment)

Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2016
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and  sells securities (or "turns over" its portfolio). A higher portfolio turnover  rate may indicate higher transaction costs and may result in higher taxes  when Fund shares are held in a taxable account. These costs, which are  not reflected in annual fund operating expenses or in the example,  affect the Fund's performance. During the fiscal period December 3, 2014  (commencement of operations) through March 31, 2015, the Fund's portfolio  turnover rate was 8% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	8.00%
Expense Example [Heading]		rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by primarily investing in  equity securities of issuers located throughout the world, including both  developed and emerging markets, excluding the U.S. The Fund will invest in  securities across all market capitalizations, although the Fund may invest a  significant portion of its assets in companies of one particular market  capitalization category.

The equity securities in which the Fund may invest include, but are not limited to, common stock, preferred stock, convertible securities, American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts, participation notes, warrants and rights.

The Sub-Advisor uses a competitive dynamics assessment which considers a company's business model, opportunity to take market share, access to  growing end-markets, strength of management team, and fundamental  valuation. The Sub-Advisor uses a disciplined risk management process to actively manage and diversify risk exposures (such as currency, market or geography) which permits long-term returns to be predominately driven by bottom-up fundamental stock selection.

The Fund diversifies its investments among a number of different countries  throughout the world, including both developed and emerging markets. The  Fund may consider classifications by the World Bank, the International  Finance Corporation or the United Nations (and its agencies) in determining  whether a country is emerging or developed. Currently, emerging market  countries include, but are not limited to, countries in Asia (excluding Japan),  Africa, Eastern Europe, the Middle East, and Latin America.

The Fund will normally invest in a portfolio of equity securities denominated in currencies of foreign developed countries, and in currencies  of the local emerging market countries. Currencies of developed countries  include: Canadian Dollar, Euro, GB Pound and Japanese Yen. Local currencies  can be defined as the currency of the issuer based in emerging market  countries worldwide.

Risk [Heading]		rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock
The value of your investment in the Fund will change daily, which means that you could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. By itself, the Fund is not a balanced investment program. There is no guarantee that the Fund will meet its goal. The  principal risks of investing in the Fund include:

Active Management Risk.  The Fund is actively managed and its performance therefore will reflect in part the Sub-Advisor's ability to make  investment decisions that are suited to achieve the Fund's investment  objective.

Equity Market Risk.  Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. The values of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally.

Foreign Risk.  Foreign securities may be subject to risk of loss because  of less foreign government regulation, less public information and less  economic, political and social stability in these countries. Loss may also  result from the imposition of exchange controls, confiscations and other  government restrictions, or from problems in registration, settlement or  custody. Foreign risk also involves the risk of negative foreign currency rate  fluctuations, which may cause the value of securities denominated in such  foreign currency (or other instruments through which the Fund has exposure  to foreign currencies) to decline in value. Currency exchange rates may  fluctuate significantly over short periods of time. Additionally, foreign securities  and dividends and interest payable on those securities may be subject to  foreign taxes, including taxes withheld from payments on those securities.

Emerging Markets Risk.  The securities markets of most emerging market countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation  and are not subject to as extensive and frequent accounting, financial and  other reporting requirements as the securities markets of more developed  countries. These risks are not normally associated with investments in more  developed countries.

Currency Risk.  Changes in foreign currency exchange rates will affect the value of the Fund's securities and the price of the Fund's shares. Generally,  when the value of the U.S. Dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth  fewer U.S. Dollars. Devaluation of a currency by a country's government or banking authority also may have a significant impact on the value of any  investments denominated in that currency. Currency markets generally are  not as regulated as securities markets.

Market Risk.  The markets in which the Fund invests may go down in value, sometimes sharply and unpredictably. The success of the Fund's  investment program may be affected by general economic and market  conditions, such as interest rates, availability of credit, inflation rates,  economic uncertainty, changes in laws, and national and international  political circumstances. Unexpected volatility or illiquidity could impair the Fund's profitability or result in losses.

Liquidity Risk.  The Fund may be subject to the risk that a particular  investment may be difficult to purchase or sell and that the Fund may be  unable to sell illiquid securities (including securities deemed liquid at the  time of purchase that subsequently became less liquid) at an advantageous  time or price or achieve its desired level of exposure to a certain sector.

Counterparty Risk.  The Fund is subject to the risk of the failure of any  markets in which its positions trade, of their clearinghouses, of any  counterparty or guarantor of the Fund's transactions or of any service  provider to the Fund. Their inability or unwillingness to honor obligations  can subject the Fund to credit losses incurred from late payments, failed  payments and default. In times of general market turmoil, even large, well-established financial institutions may fail rapidly with little warning.

Smaller Company Risk.  The risk that the value of securities issued by a  smaller company may go up or down, sometimes rapidly and unpredictably  as compared to more widely held securities of larger companies, due to  narrow markets and limited resources of smaller companies. The Fund's  investments in smaller companies subject it to greater levels of credit, market  and issuer risk.

Geographic Focus Risk.  The Fund may focus its investments in a region  or small group of countries. As a result, the Fund's performance may be  subject to greater volatility than a more geographically diversified fund.

Issuer/Credit Risk.  There is a possibility that issuers of securities in which the Fund may invest may default on the payment of interest or principal on the securities when due, which could cause the Fund to lose money.

Custodial Risk.  The Fund may invest in markets where custodian and/or  settlement systems are not fully developed. The assets of the Fund which are  traded in such markets and which have been entrusted to sub-custodians, in  circumstances where the use of such sub-custodians is necessary, may be  exposed to risk in circumstances whereby the custodian will have no liability.

Operational Risk.  The Fund's investments may be adversely affected due to the operational process of the Fund's service providers, including the  Advisor, Sub-Advisor, transfer agent, custodian or administrator. The Fund may be subject to losses arising from inadequate or failed internal controls, processes and systems, or from human or external events.

Valuation Risk.  The Fund's assets are comprised mainly of quoted investments where a valuation price can be obtained from an exchange or similarly verifiable source. However, there is a risk that where the Fund invests in unquoted and/or illiquid investments the values at which these investments are sold may be significantly different from the estimated fair values of these investments.

Risk Lose Money [Text]		rr_RiskLoseMoney	The value of your investment in the Fund will change daily, which means that you could lose money.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock
Performance information is not included because the Fund does not have a full calendar year of performance as of the date of this Prospectus. Once the Fund has operated for at least one calendar year, a bar chart and  performance table will be included in the prospectus to show the  performance of the Fund. The performance of an appropriate broad-based  index will also be included in the performance table. Past performance  (before and after taxes) does not indicate how the Fund will perform in the future. Information on the Fund's performance can be obtained by visiting  www.rbcgam.us or by calling 1-800-422-2766.

Performance One Year or Less [Text]		rr_PerformanceOneYearOrLess	Performance information is not included because the Fund does not have a full calendar year of performance as of the date of this Prospectus.
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	1-800-422-2766
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.rbcgam.us
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate how the Fund will perform in the future.

[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund's total expenses (excluding distribution fees, brokerage and other investment-related costs, interest, taxes, dues, fees and other charges of governments and their agencies, extraordinary expenses such as litigation and indemnification, other expenses not incurred in the ordinary course of the Fund's business and acquired fund fees and expenses) to 1.00% of the Fund's average daily net assets. This expense limitation agreement is in place until July 31, 2016 and may not be terminated by the Advisor prior to that date.